Cover	Jun. 07, 2024
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CNS Pharmaceuticals, Inc.
Entity Central Index Key	0001729427
Entity Tax Identification Number	82-2318545
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2100 West Loop South
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(800)
Local Phone Number	946-9185
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Jun. 07, 2024